Note 15 - Financial Assets and Liabilities - Gain (Loss) on Trading Securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Realized gain (loss)	$ (1,305)
Unrealized gain (loss)	(180)
Long positions	(1,485)
Long position trading securities [member]
Statement Line Items [Line Items]
Realized gain (loss)	(1,353)
Unrealized gain (loss)	(169)
Long positions	(1,522)
Short position trading securities [member]
Statement Line Items [Line Items]
Realized gain (loss)	48
Unrealized gain (loss)	(11)
Long positions	$ 38